PORTFOLIO SELECT VARIABLE ANNUITYSM

Issued by

Transamerica Life Insurance Company

Supplement Dated September 14, 2012

to the

Prospectus dated May 1, 2009

Effective on or about September 17, 2012, the following subaccount (the “Subaccount”) will be closed to new investments:

•	Templeton Foreign Securities Fund – Class 2

“Closed to new investments” means no one can allocate additional amounts (either through policy transfer or additional premium) to the Subaccount after September 14, 2012.

If you have any amount in the Subaccount on September 17, 2012, you may do the following (subject to the terms and conditions contained in the prospectus):

•	transfer amounts out of the Subaccount into other subaccounts;

•	withdraw amounts from the Subaccount; and

•	maintain your current investment in the Subaccount.

Please note: If you have given us allocation instructions for premium payments or other purposes (for example, dollar cost averaging, asset rebalancing or riders that contain asset allocation or rebalancing requirements) directing us to invest in the Subaccount, you need to provide us with new instructions for amounts that would have otherwise gone into the Subaccount.

The following hereby replaces the corresponding paragraphs in Addition, Deletion or Substitution of Investments:

New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, the Company may, at its discretion, close a subaccount to new investment. Any subsequent premium payments or dollar cost averaging transactions into a closed subaccount will be re-allocated to the remaining available investment choices according to the investment allocation instructions you previously provided. Transfers and asset rebalancing transactions into a closed subaccount will not be processed and will cause the entire transfer or asset rebalancing transaction to fail. New instructions will be required in these instances.

This Prospectus Supplement must be accompanied

by the Prospectus for the

Portfolio Select Variable AnnuitySM dated May 1, 2009

RETIREMENT INCOME BUILDER VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated September 14, 2012

to the

Statement of Additional Information dated May 1, 2005

The following hereby replaces the corresponding paragraphs in Addition, Deletion or Substitution of Investments:

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, Transamerica may, at its discretion, close a subaccount to new investment. Any subsequent premium payments or dollar cost averaging transactions into a closed subaccount will be re-allocated to the remaining available investment choices according to the investment allocation instructions you previously provided. Transfers and asset rebalancing transactions into a closed subaccount will not be processed and will cause the entire transfer or asset rebalancing transaction to fail. New instructions will be required in these instances.

This Prospectus Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Retirement Income Builder Variable Annuity dated May 1, 2005

RETIREMENT INCOME BUILDER II VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated September 14, 2012

to the

Prospectus and Statement of Additional Information dated May 1, 2005

Effective on or about October 26, 2012, the Oppenheimer High Income Fund/VA subaccount will reorganize into the Oppenheimer Global Strategic Income Fund/VA subaccount.

The following hereby replaces the corresponding paragraphs of the Addition, Deletion or Substitution of Investments section in the Statement of Additional Information:

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, Transamerica may, at its discretion, close a subaccount to new investment. Any subsequent premium payments or dollar cost averaging transactions into a closed subaccount will be re-allocated to the remaining available investment choices according to the investment allocation instructions you previously provided. Transfers and asset rebalancing transactions into a closed subaccount will not be processed and will cause the entire transfer or asset rebalancing transaction to fail. New instructions will be required in these instances.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus and Statement of Additional Information for the

Retirement Income Builder II Variable Annuity dated May 1, 2005